Post-Balance Sheet Events (Details) € / shares in Units, € in Millions, $ in Millions	1 Months Ended		12 Months Ended					18 Months Ended
	Mar. 31, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 02, 2025 USD ($)	May 20, 2025 EUR (€) € / shares shares	Mar. 13, 2025 USD ($)	May 21, 2024 EUR (€) € / shares shares	Jan. 30, 2024 USD ($)	Dec. 31, 2023 € / shares	May 23, 2023 EUR (€) € / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				$ (1,602)		$ (2,904)
Lease liabilities				27,709		27,643
Assets				406,270		443,024
Liabilities				217,908		250,427
Impairments				8,947		2,313	$ 4,065
Par value per share (in eur per share) | € / shares													€ 0.07	€ 0.07
Dividends paid				8,389		7,283	6,321
Repurchases of shares				$ 14,571	[1]	$ 18,547	3,513
Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Shareholder distribution percentage	40.00%			30.00%		20.00%
Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Shareholder distribution percentage	50.00%			40.00%		30.00%
Ordinary shares issue mandate
Disclosure of non-adjusting events after reporting period [line items]
Common stock, value authorised | €														€ 161.0
Common stock, shares authorised (in shares) | shares														2,307,000,000
Assets and liabilities classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Assets				$ 951		$ 2,851
Liabilities				307		1,395
Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				78,024		73,481	107,336
Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				(79,961)		(76,756)	(104,495)
USA | Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				15,579		14,793	19,003
USA | Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				(14,835)		(14,243)	(18,055)
Canada | Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				3,930		3,482
Canada | Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				$ (3,504)		(3,497)
The Netherlands | Climate change
Disclosure of non-adjusting events after reporting period [line items]
Percentage reduction of emissions by 2030				45.00%
The Netherlands | Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				$ 26,746		24,608	35,340
The Netherlands | Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)				$ (30,266)		$ (27,986)	$ (37,096)
Settlement of pension liabilities | USA | Defined benefit plan obligation
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)												$ 5,052
Settlement of pension liabilities | USA | Defined benefit plan assets
Disclosure of non-adjusting events after reporting period [line items]
Net defined benefit liability (asset)												$ 4,920
Lease related transactions | Canada | LNG
Disclosure of non-adjusting events after reporting period [line items]
Lease liabilities		$ 3,000	$ 3,000
Classification of assets as held for sale | Assets and liabilities classified as held for sale | UK Offshore Oil And Gas Operations
Disclosure of non-adjusting events after reporting period [line items]
Assets		6,800	6,800
Liabilities		$ 4,700	4,700
Joint venture transaction | Shell and Equinor joint venture
Disclosure of non-adjusting events after reporting period [line items]
Expected percentage of ownership interest in joint venture		50.00%
Impairment of assets
Disclosure of non-adjusting events after reporting period [line items]
Impairments			$ 4,500
Disposal of major subsidiary | SPDC
Disclosure of non-adjusting events after reporting period [line items]
Loans provided										$ 800
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Par value per share (in eur per share) | € / shares									€ 0.07		€ 0.07
Dividends paid								$ 13,000
Repurchases of shares								$ 20,700
Major ordinary share transactions | Ordinary shares issue mandate
Disclosure of non-adjusting events after reporting period [line items]
Common stock, value authorised | €									€ 140.0		€ 150.0
Common stock, shares authorised (in shares) | shares									2,007,000,000		2,147,000,000

[1]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 26)